Concentration of major customers and suppliers (Details Narrative) - integer	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Supplier One [Member]
Number of customers	2	2	2
Concentration risk percentage	37.00%	14.00%	35.00%
Supplier One [Member] | Accounts Receivable [Member]
Number of customers	3	5
Concentration risk percentage	40.00%	17.00%
Customer one [Member]
Concentration risk percentage	38.00%	13.00%	58.00%
Customer one [Member] | Accounts Receivable [Member]
Number of customers	4	4
Concentration risk percentage	34.00%	21.00%
Customer Two [Member]
Concentration risk percentage	14.00%	13.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	29.00%	20.00%
Customer Three [Member]
Concentration risk percentage		10.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	22.00%	10.00%
Supplier Two [Member]
Concentration risk percentage	12.00%	12.00%
Supplier Two [Member] | Accounts Receivable [Member]
Concentration risk percentage	23.00%	16.00%
Supplier Three [Member]
Concentration risk percentage	16.00%
Supplier Three [Member] | Accounts Receivable [Member]
Concentration risk percentage	14.00%	16.00%
Supplier Four [Member] | Accounts Receivable [Member]
Concentration risk percentage		11.00%
Supplier Five [Member] | Accounts Receivable [Member]
Concentration risk percentage		10.00%
Customer Four [Member] | Accounts Receivable [Member]
Concentration risk percentage	12.00%